Consolidated Statement of Changes in Shareholders' Equity - EUR (€) € in Millions, shares in Millions	Issued Share Capital	Share Premium Account	Retained Earnings	Other Undominated Capital	Other Reserves - Hedging	Other reserves	Total
Beginning Balance at Mar. 31, 2023	€ 6.9	€ 1,379.9	€ 4,180.0	€ 3.5	€ 31.4	€ 41.3	€ 5,643.0
Beginning Balance, Shares at Mar. 31, 2023	1,138.7
Profit for the year			1,917.1				1,917.1
Other comprehensive income/(loss):
Net actuarial gains from retirement benefit plan			6.6				6.6
Net movements in cash-flow reserve					234.5		234.5
Total other comprehensive income/(loss) for the year, net of income tax			6.6		234.5		241.1
Total comprehensive income for the year - all attributable to equity holders of parent			1,923.7		234.5		2,158.2
Transactions with owners of the Company, recognized directly in equity
Issue of ordinary equity shares		24.4	(8.0)				16.4
Issue of ordinary equity shares (in shares)	1.4
Dividends paid			(199.5)				(199.5)
Share-based payments						(3.9)	(3.9)
Transfer of exercised and expired share based awards			3.6			(3.6)
Ending Balance at Mar. 31, 2024	€ 6.9	1,404.3	5,899.8	3.5	265.9	33.8	7,614.2
Ending Balance, Shares at Mar. 31, 2024	1,140.1
Profit for the year			1,611.6				1,611.6
Other comprehensive income/(loss):
Net movements in cash-flow reserve					(287.2)		(287.2)
Total other comprehensive income/(loss) for the year, net of income tax					(287.2)		(287.2)
Total comprehensive income for the year - all attributable to equity holders of parent			1,611.6		(287.2)		1,324.4
Transactions with owners of the Company, recognized directly in equity
Issue of ordinary equity shares		17.3	(12.4)				4.9
Issue of ordinary equity shares (in shares)	1.0
Repurchase of ordinary equity shares			(1,481.7)				(1,481.7)
Cancellation of repurchased shares	€ (0.5)			0.5
Cancellation of repurchased shares (Shares)	(77.2)
Dividends paid			(437.7)				(437.7)
Share-based payments						12.8	12.8
Transfer of exercised and expired share based awards			9.0			(9.0)
Ending Balance at Mar. 31, 2025	€ 6.4	1,421.6	5,588.6	4.0	(21.3)	37.6	7,036.9
Ending Balance, Shares at Mar. 31, 2025	1,063.9
Profit for the year			2,173.7				2,173.7
Other comprehensive income/(loss):
Net movements in cash-flow reserve					1,852.0		1,852.0
Total other comprehensive income/(loss) for the year, net of income tax					1,852.0		1,852.0
Total comprehensive income for the year - all attributable to equity holders of parent			2,173.7		1,852.0		4,025.7
Transactions with owners of the Company, recognized directly in equity
Issue of ordinary equity shares		13.2	(10.0)				3.2
Issue of ordinary equity shares (in shares)	0.5
Repurchase of ordinary equity shares			(536.1)				(536.1)
Cancellation of repurchased shares	€ (0.1)			0.1
Cancellation of repurchased shares (Shares)	(20.5)
Dividends paid			(443.3)				(443.3)
Share-based payments						15.0	15.0
Transfer of exercised and expired share based awards			4.6			(4.6)
Ending Balance at Mar. 31, 2026	€ 6.3	€ 1,434.8	€ 6,777.5	€ 4.1	€ 1,830.7	€ 48.0	€ 10,101.4
Ending Balance, Shares at Mar. 31, 2026	1,043.9